Stockholders' Equity (Outstanding Common Stock Options Activity) (Details) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, begining balance (in Shares)	3,865,440	3,156,948	3,065,005
Number of Options, Granted (in Shares)	0	890,000	135,211
Number of Options, Exercised (in Shares)	0	(32,451)	0
Number of Options, Forfeited (in Shares)	0	(149,057)	(43,268)
Number of Options Outstanding, ending balance (in Shares)	3,865,440	3,865,440	3,156,948
Number of Options, Exercisable, ending balance (in Shares)	3,263,420	3,175,803
Weighted Average Exercise Price Per Share, Outstanding, begining balance (in Dollars per Share)	$ 0.34	$ 0.14	$ 0.14
Weighted Average Exercise Price Per Share, Granted (in Dollars per Share)	$ 0	$ 1.00	$ 0.15
Weighted Average Exercise Price Per Share, Exercised (in Dollars per Share)	$ 0	$ 0.06
Weighted Average Exercise Price Per Share, Forfeited (in Dollars per Share)	$ 0	$ 0.08	$ 0.11
Weighted Average Exercise Price Per Share, Outstanding, ending balance (in Dollars per Share)	$ 0.34	$ 0.34	$ 0.14
Weighted Average Exercise Price Per Share, Exercisable, ending balance (in Dollars per Share)	$ 0.22	$ 0.21